Financial Instruments and Risk Management - Accounts Receivable Aging (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets that are either past due or impaired [line items]
Impairment loss, receivables	CAD 1	CAD 3
Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Accounts receivable	1,186
Trade receivables | Allowance for doubtful accounts
Disclosure of financial assets that are either past due or impaired [line items]
Accounts receivable	(34)
Trade receivables | Current | Cost
Disclosure of financial assets that are either past due or impaired [line items]
Accounts receivable	1,161
Trade receivables | Past due (1 – 30 days) | Cost
Disclosure of financial assets that are either past due or impaired [line items]
Accounts receivable	5
Trade receivables | Past due (31 – 60 days) | Cost
Disclosure of financial assets that are either past due or impaired [line items]
Accounts receivable	15
Trade receivables | Past due (61 – 90 days) | Cost
Disclosure of financial assets that are either past due or impaired [line items]
Accounts receivable	1
Trade receivables | Past due (more than 90 days) | Cost
Disclosure of financial assets that are either past due or impaired [line items]
Accounts receivable	CAD 38